Commitments and Contingencies (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Commitments and Contingencies.
Percentage of ESOP participants who are still classified as cash-settled options	5.00%	11.00%
Cash-settled options liability	€ 2,596	€ 6,948	€ 21,083	€ 13,203
Commitments to acquire items of property, plant & equipment	9,900	2,400
Commitments to acquire items of intangible assets	€ 700	€ 600